11. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Related Party Transactions Details Narrative
Due to related parties	$ 338,731	$ 239,356	$ 395,081
Consulting expenses from related party - Emmes	$ 22,412